Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for income tax

A reconciliation between the Company’s actual provision for income tax and the provision at the respective statutory rate was as follows:

	Year Ended December 31,
	2023		2024		2025		2025
	S$’000		S$’000		S$’000		US$’000

Loss before income taxes	(12,869)		(18,675)		(17,481)		(13,595)

Tax at Singapore statutory rate of 17%	(2,188)	17.00%	(3,174)	17.00%	(2,971)	17.00%	(2,311)	17.00%
Effect of international in foreign jurisdiction	1,225	-9.52%	2,612	-13.99%	2,505	-14.33%	1,948	-14.33%
Reconciling items:
Non-deductible expenses	181	-1.40%	94	-0.50%	104	-0.60%	81	-0.60%
Government grant not subject to tax	(7)	0.05%	(6)	0.03%	(4)	0.02%	(3)	0.02%
Valuation allowance for tax losses	778	-6.04%	474	-2.54%	236	-1.35%	184	-1.35%
Others	11	-0.09%	-	-	162	0.92%	126	0.92%
Tax charge	-	0.00%	-	0.00%	32	-0.18%	25	-0.18%

Schedule of components of deferred tax balances

Significant components of the Company’s deferred tax balances as of December 31, 2025 and 2024 are as follows:

	December 31, 2024	December 31, 2025	December 31, 2025
	S$’000	S$’000	US$’000
Deferred tax assets
Tax losses carry forwards	3,109	3,345	2,601
Less: Valuation allowance	(3,109)	(3,345)	(2,601)
Total deferred tax assets	-	-	-

Deferred tax liabilities
Total deferred tax liabilities	32	-	-